General Information - Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries (Details)		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
LLC Kyivstar.Tech [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest		100.00%	100.00%
Country of operation		Ukraine	Ukraine
LLC Helsi Ukraine [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]	97.99%	69.99%
Country of operation	[1]	Ukraine	Ukraine
LLC Lan Trace [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest		100.00%	100.00%
Country of operation		Ukraine	Ukraine
LLC Uklon Corporate [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]	97.00%
Country of operation	[1]	Ukraine
LLC Uklon Tech [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]	97.00%
Country of operation	[1]	Ukraine
LLC Uklon Ltd [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]	97.00%
Country of operation	[1]	Cyprus
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd) [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest		100.00%
Country of operation		Uzbekistan
VEON Holdings B.V. [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest		100.00%
Country of operation		Netherlands
Kyivstar Cayman Corp.[Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest		100.00%
Country of operation		Cayman Islands

[1]	In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.